SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equipment, Declining Method Annual Rates [Table Text Block]
Furniture and equipment	20%

Computer equipment	30%

Vehicles	30%

Mining and exploration equipment	20%

Schedule of Fair Value of Financial Assets And Liabilities [Table Text Block]
			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2016	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$913,562	$913,562	$—	$—
Restricted cash	221,322	221,322	—	—
Marketable securities	248,592	248,592	—	—
Warrant liability	1,000	—	—	1,000
Total	$1,384,476	$1,383,476	$—	$1,000

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2015	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$862,552	$862,552	$—	$—
Restricted cash	221,322	221,322	—	—
Investment in trading securities	101,214	101,214	—	—
Warrant liability	—	—	—	—
Total	$1,185,088	$1,185,088	$—	$—

			Significant
		Quoted Prices	Other	Significant
		in Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2014	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$850,736	$850,736	$—	$—
Restricted cash	221,322	221,322	—	—
Investment in trading securities	81,012	81,012	—	—
Warrant liability	—	—	—	—
Total	$1,153,070	$1,153,070	$—	$—